Shareholder Fees - TransWestern Institutional Short Duration Government Bond Fund - TransWestern Institutional Short Duration Government Bond Fund	Apr. 21, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.25%)